TRADE RECEIVABLES - Schedule of Financial Assets That Are Either Past Due or Impaired (Details) - Trade receivables - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 82,660,244	$ 68,061,708
0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	18,075,028	22,987,141
31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	2,771,095	1,949,242
61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	524,095	1,319,931
More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	9,195,653	7,146,420
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 24,724,439	$ 30,127,834
Average age of overdue balances (in days)	30 days	30 days
Financial assets past due but not impaired | 0 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 18,075,028	$ 22,987,141
Financial assets past due but not impaired | 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	2,771,095	1,949,242
Financial assets past due but not impaired | 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	524,095	1,319,931
Financial assets past due but not impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	3,354,221	3,871,520
Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	5,841,432	3,274,900
Financial assets impaired | More than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Assets:	$ 5,841,432	$ 3,274,900